Event After the Statement of Financial Position Date - Additional Information (Detail) - Sumitomo Mitsui Finance and Leasing Company, Limited [member] - USD ($) $ in Billions		1 Months Ended
	Nov. 28, 2018	Mar. 31, 2018
Domestic [member]
Disclosure of non-adjusting events after reporting period [line items]
Equity ownership interest		60.00%
Sumitomo Corporation [member]
Disclosure of non-adjusting events after reporting period [line items]
Equity ownership interest		40.00%
Events after reporting period [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share transferred	18,500,749
Total amount of share transferred	$ 171.4
Events after reporting period [member] | Domestic [member]
Disclosure of non-adjusting events after reporting period [line items]
Equity ownership interest	50.00%
Events after reporting period [member] | Sumitomo Corporation [member]
Disclosure of non-adjusting events after reporting period [line items]
Equity ownership interest	50.00%